UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

211 N. Broadway, Suite 2080  St.Louis, MO  63102

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400  Broadview Heights, OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (314) 725-6161

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Sparrow Growth Fund

Class A

(SGFFX)

Class C

(SGFCX)

No-Load Class

(SGNFX)

Semi-Annual Report

February 28, 2022

(Unaudited)

Fund Advisor:

Sparrow Capital Management, Inc.

211 N. Broadway, Suite 2080

St. Louis, Missouri 63102

Toll Free: (888) 727-3301

SPARROW GROWTH FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2022 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the value of investments.

Sectors are categorized using Morningstar® classifications.  Portfolio composition is subject to change.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2022 (UNAUDITED)

Shares		Value

COMMON STOCKS - 100.43%

Accident & Health Insurance - 1.25%
9,270	Principal Financial Group, Inc.	$ 654,833

Beverages - 1.94%
16,410	Coca-Cola Co.	1,021,358

Cable & Other Pay Television Services - 0.91%
41,265	Altice USA, Inc. *	477,023

Electronic Computers - 6.03%
19,180	Apple, Inc.	3,167,002

Fire, Marine & Casualty Insurance - 8.66%
10,785	Allstate Corp.	1,319,653
10,040	Berkshire Hathaway, Inc. Class B *	3,227,358
		4,547,011
Hospital & Medical Service Plans - 7.56%
3,150	Cigna Corp.	749,007
6,765	United Health Group, Inc.	3,219,261
		3,968,268
Investment Advice - 2.32%
9,550	Blackstone, Inc.	1,217,338

Mortgage Bankers & Loan Correspondents - 1.12%
45,525	Rocket Companies, Inc. Class A *	587,728

Motors & Generators - 1.06%
1,770	Generac Holdings, Inc. *	558,382

Petroleum Refining - 2.12%
7,740	Chevron Corp.	1,114,560

Pharmaceutical Preparations - 5.40%
14,575	Bristol-Myers Squibb Co.	1,000,865
6,365	Horizon Therapeutics PLC (Ireland)*	580,297
5,450	Vertex Pharmaceuticals, Inc. *	1,253,609
		2,834,771
Retail - Eating Places - 2.93%
6,290	McDonalds Corp.	1,539,603

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares		Value

Retail - Auto Dealers & Gasoline Stations - 3.83%
6,900	Autonation, Inc. *	$ 791,154
1,865	Lithia Motors, Inc.	635,629
5,930	Penske Automotive Group, Inc.	582,860
		2,009,643
Retail - Catalog & Mail-Order Houses - 3.30%
565	Amazon.com, Inc. *	1,735,262

Retail - Lumber & Other Building Materials - 1.80%
2,985	Home Depot, Inc.	942,753

Retail - Variety Stores - 3.38%
4,875	Dollar General Corp.	966,907
5,995	Walmart, Inc.	810,284
		1,777,191
Security Brokers, Dealers & Flotation Companies - 5.58%
34,700	Charles Schwab Corp.	2,930,762

Semiconductors & Related Devices - 4.47%
7,755	Advanced Micro Devices, Inc.*	956,502
595	Broadcom, Inc.	349,527
4,260	NVIDIA Corp.	1,038,801
		2,344,830
Services - Business Services - 5.27%
3,345	Mastercard, Inc.	1,206,943
7,215	Visa, Inc. Class A	1,559,306
		2,766,249
Services - Computer Processing & Data Preparation - 1.03%
2,360	Workday, Inc. Class A *	540,558

Services - Computer Programming, Data Processing, Etc. - 9.87%
1,400	Alphabet, Inc. Class A *	3,781,596
5,180	Meta Platforms, Inc. Class A *	1,093,135
3,635	The Trade Desk, Inc. Class A *	310,138
		5,184,869
Services - Consumer Credit Reporting, Collection Agencies - 1.32%
1,850	S&P Global, Inc.	695,045

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares		Value

Services - Prepackaged Software - 10.44%
10,655	Microsoft Corp.	$ 3,183,607
3,265	Paycom Software, Inc. *	1,107,521
2,050	ServiceNow, Inc. *	1,188,836
		5,479,964
Services - Video Tape Rental - 1.66%
2,215	Netflix, Inc. *	873,862

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.56%
8,610	Procter & Gamble Co.	1,342,213

Sugar & Confectionery Products - 1.93%
5,010	Hershey Co.	1,013,323

Trucking & Courier Services (No Air) - 1.55%
3,870	United Parcel Service, Inc.	814,325

Wholesale - Durable Goods - 1.14%
1,255	W.W. Grainger, Inc.	598,710

TOTAL FOR COMMON STOCKS (Cost $52,216,625) - 100.43%		52,737,436

TOTAL INVESTMENTS (Cost $52,216,625) - 100.43%		52,737,436

LIABILITIES LESS OTHER ASSETS - (0.43)%		(225,174)

NET ASSETS - 100.00%		$ 52,512,262

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2022 (UNAUDITED)

Assets:
Investments in Securities, at Fair Value (Cost $52,216,625)	$ 52,737,436
Receivables:
Dividends	54,099
Shareholder Purchases	24,168
Securities Sold	710,088
Prepaid Expenses	22,238
Total Assets	53,548,029
Liabilities:
Payables:
Due to Custodian	272,864
Securities Purchased	421,563
Advisory Fees	41,384
Administrative Fees	534
Shareholder Redemptions	274,921
Trustee Fees	401
Distribution Fees	10,288
Other Accrued Expenses	13,812
Total Liabilities	1,035,767
Net Assets	$ 52,512,262

Net Assets Consist of:
Paid In Capital	$ 36,899,124
Distributable Earnings	15,613,138
Net Assets	$ 52,512,262

Class A:
Net Assets	$ 16,240,280
Shares outstanding (unlimited number of shares authorized with no par value)	415,433
Net Asset Value	$ 39.10
Offering Price Per Share ($39.10/ 94.25%) (Note 2)	$ 41.49
Short-term Redemption Price Per Share ($39.10 x 0.99) *	$ 38.71

Class C:
Net Assets	$ 3,992,134
Shares outstanding (unlimited number of shares authorized with no par value)	110,858
Net Asset Value, Redemption Price and Offering Price Per Share	$ 36.01

No Load Class:
Net Assets	$ 32,279,848
Shares outstanding (unlimited number of shares authorized with no par value)	843,369
Net Asset Value, Redemption Price and Offering Price Per Share	$ 38.28

* The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A shares redeemed within 18 months of purchase if the shares were purchased without an initial sales charge because they were purchases of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees. See Note 2 for further analysis.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2022 (UNAUDITED)

Investment Income:
Dividends (Net of foreign taxes withheld $0)	$ 138,315
Total Investment Income	138,315

Expenses:
Advisory Fees (Note 4)	333,959
Distribution and/or Service (12b-1) Fees (Class A - $49,560;
Class C - $25,668) (Note 4)	75,228
Transfer Agent Fees	5,900
Legal Fees	14,854
Accounting Fees	22,981
Administrative Fees	3,017
Audit Fees	7,687
Compliance Fees	3,017
Insurance Fees	502
Custody Fees	15,325
Miscellaneous Fees	6,074
Registration Fees	22,598
Trustee Fees	2,234
Printing and Mailing Fees	4,012
Total Expenses	517,388

Net Investment Loss	(379,073)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	18,163,813
Net Change in Unrealized Depreciation on Investments	(35,861,949)
Net Realized and Unrealized Loss on Investments	(17,698,136)

Net Decrease in Net Assets Resulting from Operations	$ (18,077,209)

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2022	8/31/2021
Increase in Net Assets From Operations:
Net Investment Loss	$ (379,073)	$ (1,046,052)
Net Realized Gain (Loss) on Investments	18,163,813	(1,211,080)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(35,861,949)	13,562,458
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,077,209)	11,305,326

Distributions to Shareholders from:
Class A	-	(160,782)
Class C	-	(49,761)
No Load Class	-	(272,822)
Net Change in Net Assets from Distributions	-	(483,365)

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	944,934	8,197,193
Class C	101,756	1,303,986
No Load Class	3,226,867	34,891,107
Reinvestment of Shares
Class A	-	154,256
Class C	-	40,056
No Load Class	-	266,378
Cost of Shares Redeemed
Class A	(1,955,829)	(6,407,654)
Class C	(850,759)	(1,794,133)
No Load Class	(8,489,011)	(14,128,650)
Net Increase (Decrease) from Shareholder Activity	(7,022,042)	22,522,539

Net Assets:
Net Increase (Decrease) in Net Assets	(25,099,251)	33,344,500
Beginning of Period/Year	77,611,513	44,267,013
End of Period/Year	$ 52,512,262	$ 77,611,513

Share Transactions:
Shares Sold
Class A	20,759	157,159
Class C	2,564	26,740
No Load Class	69,011	691,557
Reinvestment of Shares
Class A	-	2,919
Class C	-	818
No Load Class	-	5,178
Shares Redeemed
Class A	(42,748)	(125,758)
Class C	(19,619)	(38,076)
No Load Class	(190,037)	(289,869)
Net Increase (Decrease) in Shares	(160,070)	430,668

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period/year.

(Unaudited) Six Months Ended 2/28/2022	Years Ended 8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017
Net Asset Value, at Beginning of Period/Year	$ 51.83	$ 41.23	$ 26.18	$ 29.89	$ 21.04	$ 17.25
Income (Loss) From Investment Operations:						
Net Investment Loss [(a)]	(0.32)	(0.87)	(0.57)	(0.53)	(0.51)	(0.27)
Net Gain (Loss) on Investments (Realized and Unrealized)	(12.41)	11.81	15.97	(1.96)	10.89	4.06
Total from Investment Operations	(12.73)	10.94	15.40	(2.49)	10.38	3.79
Distributions:						
Realized Gains	-	(0.34)	(0.35)	(1.22)	(1.53)	-
Total from Distributions	-	(0.34)	(0.35)	(1.22)	(1.53)	-
Net Asset Value, at End of Period/Year	$ 39.10	$ 51.83	$ 41.23	$ 26.18	$ 29.89	$ 21.04
Total Return [(b)]	(24.56)% (e)	26.53%	59.58%	(6.80)%	52.41%	21.97%
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 16,240	$ 22,671	$ 16,622	$ 10,367	$ 11,178	$ 6,984
Ratio of Expenses to Average Net Assets	1.83% (d)	1.81%	2.02%	2.10%	2.21%	2.65%
Ratio of Net Investment Loss to Average Net Assets	(1.40)% (d)	(1.73)%	(1.99)%	(2.06)%	(2.13)%	(1.50)%
Portfolio Turnover [(c)]	126.80% (e)	44.86%	13.14%	23.94%	42.85%	255.67%

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return does not reflect load.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized.

(e) Not annualized.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period/year.

(Unaudited) Six Months Ended 2/28/2022		Years Ended 8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017
Net Asset Value, at Beginning of Period/Year	$ 47.86		$ 38.29	$ 24.50	$ 28.21	$ 20.03	$ 16.51
Income (Loss) From Investment Operations:							
Net Investment Loss [a]	(0.41)		(1.03)	(0.67)	(0.62)	(0.61)	(0.32)
Net Gain (Loss) on Investments (Realized and Unrealized)	(11.44)		10.94	14.81	(1.87)	10.32	3.84
Total from Investment Operations	(11.85)		9.91	14.14	(2.49)	9.71	3.52
Distributions:							
Realized Gains	-		(0.34)	(0.35)	(1.22)	(1.53)	-
Total from Distributions	-		(0.34)	(0.35)	(1.22)	(1.53)	-
Net Asset Value, at End of Period/Year	$ 36.01		$ 47.86	$ 38.29	$ 24.50	$ 28.21	$ 20.03
Total Return [b]	(24.76)%	(e)	25.87%	58.51%	(7.22)%	51.67%	21.32%
Ratios/Supplemental Data:							
Net Assets at End of Period/Year (Thousands)	$ 3,992		$ 6,122	$ 5,301	$ 2,771	$ 1,968	$ 179
Ratio of Expenses to Average Net Assets	2.33%	(d)	2.31%	2.51%	2.60%	2.61%	3.19%
Ratio of Net Investment Loss to Average Net Assets	(1.92)%	(d)	(2.24)%	(2.48)%	(2.56)%	(2.55)%	(1.88)%
Portfolio Turnover [c]	126.80%	(e)	44.86%	13.14%	23.94%	42.85%	255.67%

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized.

(e) Not annualized.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

NO LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year.

(Unaudited) Six Months Ended 2/28/2022	Years Ended 8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017
Net Asset Value, at Beginning of Period/Year	$ 50.62	$ 40.08	$ 25.35	$ 28.93	$ 20.37	$ 16.66
Income (Loss) From Investment Operations:						
Net Investment Loss [(a)]	(0.21)	(0.60)	(0.43)	(0.45)	(0.44)	(0.23)
Net Gain (Loss) on Investments (Realized and Unrealized)	(12.13)	11.48	15.51	(1.91)	10.53	3.94
Total from Investment Operations	(12.34)	10.88	15.08	(2.36)	10.09	3.71
Distributions:						
Realized Gains	-	(0.34)	(0.35)	(1.22)	(1.53)	-
Total from Distributions	-	(0.34)	(0.35)	(1.22)	(1.53)	-
Net Asset Value, at End of Period/Year	$ 38.28	$ 50.62	$ 40.08	$ 25.35	$ 28.93	$ 20.37
Total Return [(b)]	(24.38)% (e)	27.14%	60.27%	(6.57)%	52.72%	22.27%
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 32,280	$ 48,818	$ 22,345	$ 10,016	$ 9,446	$ 4,214
Ratio of Expenses to Average Net Assets	1.33% (d)	1.30%	1.57%	1.85%	1.94%	2.39%
Ratio of Net Investment Loss to Average Net Assets	(0.92)% (d)	(1.23)%	(1.54)%	(1.81)%	(1.87)%	(1.29)%
Portfolio Turnover [(c)]	126.80% (e)	44.86%	13.14%	23.94%	42.85%	255.67%

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized.

(e) Not annualized.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2022 (UNAUDITED)

NOTE 1. ORGANIZATION

The Sparrow Growth Fund (the “Fund”) was organized as a series of the Sparrow Funds (the “Trust”) on July 14, 1998, and commenced operations on October 4, 1998. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the “Trust Agreement”). The Fund is diversified. The Fund’s investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Board has authorized three classes of shares: Class A shares, Class C shares, and No Load Class shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Sparrow Capital Management, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Security Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund complies with requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and distributes substantially all of its net investment income and net realized gains as dividends to its shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the six months ended February 28, 2022, management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2018-2021), or expected to be taken in the Fund’s 2022 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal and certain state tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred.  As of and during the six months ended February 28, 2022, the Fund did not incur any interest or penalties.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and capital gains at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless a shareholder requests cash distributions on the shareholder’s application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Sales Charges - With respect to Class A shares, there is a 5.75% maximum initial sales charge, except on purchases of $1 million or more, or on purchases by qualified retirement plans with at least 200 eligible employees. However, shares that are exempt from the initial sales charge will be subject to a contingent deferred sales charge (“CDSC”) of 1%, based on the lower of the shares’ cost or current net asset value (“NAV”), if the shares are redeemed within eighteen months of purchase. Purchasers of Class A shares may be entitled to sales charge reductions as described in the “Sales Charge Reduction and Waivers” section of the Prospectus.  With respect to Class C and No Load Class shares, there is no initial sales charge or CDSC.  Shareholders were charged $6,587 in sales charges for Class A shares during the six months ended February 28, 2022.

Allocation of Income and Expenses, Realized and Unrealized Capital Gains and Losses – Income, realized and unrealized capital gains and losses on investments, and Fund-wide expenses are allocated on a daily basis to each class of shares based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Indemnifications - In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

NOTE 3. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks) - Equity securities are generally valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price.  Generally, if the security is traded in an active market and is valued at the last sale price in an active market, the security is categorized as Level 1 within the fair value hierarchy.  When the security position is not considered to be part of an active market, or when the security is valued at the bid price, the position is generally categorized as Level 2 in the fair value hierarchy.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized as Level 3 within the fair value hierarchy. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis.

Money market mutual funds (if any) are generally priced at the ending NAV provided by the service agent of the fund.  These securities are categorized as Level 1 within the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of February 28, 2022:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 52,737,436	$ -	$ -	$ 52,737,436
Total	$ 52,737,436	$ -	$ -	$ 52,737,436

The Fund did not hold any Level 2 or Level 3 assets during the six months ended February 28, 2022. For more detail on the investments in common stocks please refer to the Schedule of Investments. The Fund did not hold any derivative instruments at any time during the six months ended February 28, 2022.

NOTE 4. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the terms of the management agreement between the Advisor and the Trust with respect to the Fund, the Advisor manages the Fund’s investments. The Fund pays the Advisor a management fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Fund pays all of its operating expenses. For the six months ended February 28, 2022, the Advisor earned fees of $333,959 from the Fund. As of February 28, 2022, the Fund owed $41,384 to the Advisor. The President of the Advisor is also a Trustee of the Trust.

Foreside Financial Services, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Fund has adopted Distribution and Shareholder Servicing Plans (the “Plans”), with respect to Class A shares and Class C shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Effective December 31, 2019, the Fund eliminated its Plan for No Load Class Shares.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Under the Class A Plan, the Fund pays the Distributor an annual fee of up to 0.25% of the average daily net assets of the Fund invested in Class A shares to help defray the cost of distributing Class A shares. This amount will be paid to the Distributor, and will be used by the Distributor to compensate qualifying financial institutions (such as banks, brokers-dealers and other industry professionals) who sell Class A shares and provide distribution-related services to the Class A shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund also pays directly to the Advisor a service fee equal to 0.25% of the average daily net assets of the Fund invested in Class A shares. This amount will be used by the Advisor to compensate any entity, including registered broker-dealers, custodians, investment advisers, financial planners, 401(k) administrators, etc, that perform certain administrative or other servicing functions for the Fund’s Class A shareholders. During the six months ended February 28, 2022, there were no amounts retained by the Advisor.

Under the Class C Plan, the Fund pays an annual fee of 1.00% (0.25% for shareholder servicing and 0.75% for distribution) of the average daily net assets of the Fund invested in Class C shares. The Advisor will use these fees to compensate entities that perform certain administrative or other servicing functions for the Fund’s Class C shares, including registered broker-dealers, custodians, mutual fund platform sponsors, investment advisers, financial planners, 401(k) administrators, etc. During the six months ended February 28, 2022, there were no amounts retained by the Advisor.

The Plans, other than Distributor Fees in Class A, are compensation plans, which means that the full 12b-1 fee payable under the respective Plan is paid to the Advisor and Distributor irrespective of actual 12b-1 fees incurred. For the six months ended February 28, 2022, Class A incurred 12b-1 expenses of $49,560, and Class C incurred 12b-1 expenses of $25,668.  At February 28, 2022, the Fund owed $10,288 in 12b-1 expenses.

The Trust, on behalf of the Fund, entered into Administration and Compliance Agreements with Empirical Administration, LLC (“Empirical”) on July 29, 2021, which provides administration and compliance services to the Fund.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of MSS.  Mr. Pokersnik serves as the Chief Compliance Officer of the Trust.  For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a monthly fee of $1,000 from the Fund.  For the six months ended February 28, 2022, Empirical earned $6,034 for these services. As of February 28, 2022, the Fund owed Empirical $534.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2022, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases

Investment Securities                          $ 84,611,577

Sales

Investment Securities                          $ 92,054,044

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

NOTE 6. TAX MATTERS

As of February 28, 2022, the aggregate cost of securities for federal income tax purposes was $52,216,625.

As of February 28, 2022, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation                             $    3,384,321

Gross (Depreciation)                               (2,863,510)

Net Appreciation on Investments *    $       520,811

The tax character of distributions paid during the six months ended February 28, 2022 and year ended August 31, 2021, was as follows:

	February 28, 2022	August 31, 2021
Distributions paid from:
Ordinary Income	$ 0	$ 0
Capital Gains	$ 0	$483,365
Total	$ 0	$483,365

For the year ended August 31, 2021, each share class paid a long-term gain distribution of $0.344856 per share, on December 18, 2020.

As of August 31, 2021, the components of distributable earnings on a tax basis were as follows:

Other Accumulated Losses	$ (2,631,008)
Net Unrealized Appreciation	36,321,355
$ 33,690,347

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October Losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. The Fund elected to defer for the year ended August 31, 2021, Late Year ordinary losses in the amount of $765,085 and Post-October Losses in the amount of $1,865,923. These losses are deemed to arise on the first day of the following fiscal year for tax purposes.

The Fund utilized $231,553 of its capital loss carryforward during the year ended August 31, 2021.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

NOTE 7. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

NOTE 8.  MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, climate-change and climate-related events, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has spread globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION

FEBRUARY 28, 2022 (UNAUDITED)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2021 through February 28, 2022.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds.  In addition, if these transactional costs were included, your cost could have been higher.

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Sparrow Growth Fund Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2021	February 28, 2022	September 1, 2021 to February 28, 2022

Actual	$1,000.00	$754.39	$7.96
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.72	$9.15

* Expenses are equal to the Fund's annualized expense ratio of 1.83%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sparrow Growth Fund Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2021	February 28, 2022	September 1, 2021 to February 28, 2022

Actual	$1,000.00	$752.40	$10.12
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.24	$11.63

* Expenses are equal to the Fund's annualized expense ratio of 2.33%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sparrow Growth Fund No Load

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2021	February 28, 2022	September 1, 2021 to February 28, 2022

Actual	$1,000.00	$756.22	$5.79
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.20	$6.66

* Expenses are equal to the Fund's annualized expense ratio of 1.33%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SPARROW GROWTH FUND

ADDITIONAL INFORMATION

FEBRUARY 28, 2022 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ending June 30, are available without charge upon request by (1) calling the Fund at 1-888-727-3301 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC on Form N-PORT.  The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-PORT are available on the SEC’s website at http://sec.gov.  You may also obtain copies by calling the Fund at 1-888-727-3301.

Liquidity Risk Management Program - The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended August 31, 2021, the Trust’s Liquidity Program Administrator (the “Administrator”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Administrator concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

TRUSTEES

Gerald R. Sparrow

Donald E. Hake

Donald D. Woodruff

OFFICERS

Gerald R. Sparrow, President, Secretary and Treasurer

Brandon M. Pokersnik, Chief Compliance Officer

INVESTMENT ADVISOR

Sparrow Capital Management, Inc.

211 N. Broadway, Suite 2080

St. Louis, MO 63102

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

LEGAL COUNSEL

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Additional information about the Trustees is available in the Fund's Statement of Additional Information which is available, without charge, upon request by calling (888) 727-3301.

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 4. Principal Accountant Fees and Services.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable – applies to closed-end funds only.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affliliated Purchasers.  Not applicable – applies to closed-end funds only.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sparrow Funds

By /s/ Gerald Sparrow

*Gerald Sparrow

President

Date:  May 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gerald Sparrow

*Gerald Sparrow

President and Treasurer

Date:  May 2, 2022

* Print the name and title of each signing officer under his or her signature.